UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2007 to March 31, 2007

Item 1:                                                         Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Portfolio of Investments

March 31, 2007 (unaudited)

		Ratings †
Par		(S&P/Moody’s)
(000)		(unaudited)	Maturity	Rate%	Value

U.S. CORPORATE BONDS (87.5%)
Aerospace/Defense (1.7%)
275	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)	(B , B3)	02/01/18	7.625	$287,375
450	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B , B3)	11/01/13	6.875	456,750
100	Hawker Beechcraft Acquisition Co., LLC, Rule 144A, Senior Notes (Callable 04/01/11 @ $104.25) ‡	(B- , B3)	04/01/15	8.500	104,125
375	Hawker Beechcraft Acquisition Co., LLC, Rule 144A, Senior Notes (Callable 04/01/11 @ $104.44) ‡	(B- , B3)	04/01/15	8.875	388,594
775	Hawker Beechcraft Acquisition Co., LLC, Rule 144A, Senior Subordinated Notes (Callable 04/01/12 @ $104.88) ‡	(B- , Caa1)	04/01/17	9.750	811,812
475	K&F Acquisition, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.88)	(B- , Caa1)	11/15/14	7.750	507,062
725	L-3 Communication Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+ , Ba3)	01/15/15	5.875	707,781
150	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B- , B3)	07/15/14	7.750	155,625
300	TransDigm, Inc., Rule 144A, Senior Subordinated Notes (Callable 07/15/09 @ $105.81) ‡	(B- , B3)	07/15/14	7.750	311,250
					3,730,374

Agriculture (0.4%)
825	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/07 @ $108.00) ‡	(B , Caa1)	11/01/10	10.500	878,625

Apparel/Textiles (0.7%)
675	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B- , B2)	01/15/15	9.750	744,187
275	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.13)	(B- , B2)	12/15/12	12.250	303,187
500	Propex Fabrics, Inc., Global Company Guaranteed Notes (Callable 12/01/08 @ $105.00)	(CCC , Caa1)	12/01/12	10.000	438,750
					1,486,124

Auto Loans (3.8%)
1,725	Ford Motor Credit Co., Global Notes	(B , B1)	10/01/13	7.000	1,605,570
425	Ford Motor Credit Co., Senior Notes	(B , B1)	08/10/11	9.875	450,473
1,200	Ford Motor Credit Co., Notes	(B , B1)	06/16/08	6.625	1,196,554
1,300	Ford Motor Credit Co., US Domestic, Senior Unsecured Notes	(B , B1)	12/15/16	8.000	1,252,978
1,700	General Motors Acceptance Corp., Global Notes	(BB+ , Ba1)	05/15/09	5.625	1,669,973
1,430	General Motors Acceptance Corp., Global Notes	(BB+ , Ba1)	12/01/14	6.750	1,407,891
850	GMAC LLC, US Domestic, Senior Unsubordinated Notes	(BB+ , Ba1e)	12/15/11	6.000	825,252
					8,408,691

Auto Parts & Equipment (3.3%)
525	Accuride Corp., Global Company Guaranteed Notes (Callable 02/01/10 @ $104.25)	(B- , B3)	02/01/15	8.500	531,562
650	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)	(CCC+ , B2)	12/01/11	9.000	679,250
800	American Tire Distributors Holdings, Inc., Global Senior Notes (Callable 04/01/09 @ $105.38) §	(CCC+ , Caa1)	04/01/13	10.750	808,000
1,250	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50)	(B- , B2)	07/01/15	9.000	1,378,125
75	Goodyear Tire & Rubber Co., Rule 144A, Senior Notes (Callable 05/29/07 @ $100.00) ‡	(B- , B2)	12/01/09	9.140	75,656
25	Goodyear Tire & Rubber Co., Rule 144A, Senior Notes (Callable 12/01/09 @ $104.31) ‡	(B- , B2)	12/01/11	8.625	27,000
700	Insurance Auto Auctions, Inc., Global Company Guaranteed Notes (Callable 04/01/09 @ $105.50)	(CCC+ , Caa1)	04/01/13	11.000	812,000
450	Keystone Automotive Operations, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $104.88)	(CCC+ , Caa1)	11/01/13	9.750	439,875
775	Stanadyne Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC+ , Caa1)	08/15/14	10.000	802,125
350	Tenneco Automotive, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.31)	(B , B3)	11/15/14	8.625	366,625
375	TRW Automotive, Inc., Rule 144A, Company Guaranteed Notes ‡	(BB- , Ba3)	03/15/14	7.000	369,375
375	TRW Automotive, Inc., Rule 144A, Company Guaranteed Notes ‡	(BB- , Ba3)	03/15/17	7.250	369,375
600	Visteon Corp., Global Senior Notes	(CCC+ , Caa2)	08/01/10	8.250	615,000
					7,273,968

Automotive (1.9%)
1,085	Ford Motor Co., Global Notes	(CCC+ , Caa1)	07/16/31	7.450	844,944
1,875	General Motors Corp., Global Senior Notes §	(B- , Caa1)	07/15/13	7.125	1,757,812
1,750	General Motors Corp., Global Senior Unsubordinated Notes §	(B- , Caa1)	07/15/33	8.375	1,579,375
					4,182,131

Beverage (0.2%)
400	Constellation Brands, Inc., Company Guaranteed Notes	(BB- , Ba3)	09/01/16	7.250	407,000

Brokerage (0.2%)
175	E*TRADE Financial Corp., Global Senior Notes (Callable 06/15/08 @ $104.00)	(BB- , Ba2)	06/15/11	8.000	185,062
315	E*TRADE Financial Corp., US Domestic, Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(BB- , Ba2)	12/01/15	7.875	341,381
					526,443

Building & Construction (1.8%)
900	Ashton Woods, Global Senior Subordinated Notes (Callable 10/01/10 @ $104.75)	(B- , B3)	10/01/15	9.500	861,750
500	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(BB , Ba1)	01/15/16	6.250	431,250
600	KB Home, Senior Notes §	(BB+ , Ba1)	06/15/15	6.250	540,750
625	Standard Pacific Corp., Global Senior Notes §	(BB , Ba3)	08/15/15	7.000	560,937
750	Technical Olympic USA, Inc., Global Senior Subordinated Notes §	(B- , Caa1)	01/15/15	7.500	534,375
425	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.31) §	(B+ , Caa1)	03/15/15	6.625	399,500
250	William Lyon Homes, Inc., Global Senior Notes (Callable 02/15/09 @ $103.75) §	(B , B3)	02/15/14	7.500	220,000
500	William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @ $103.81)	(B , B3)	12/15/12	7.625	447,500
					3,996,062

Building Materials (3.8%)
750	Associated Materials, Inc., Global Senior Discount Notes (Callable 03/01/09 @ $105.63) +	(CCC , Caa2)	03/01/14	0.000	530,625
750	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/09 @ $103.88)	(BB- , B2)	08/01/14	7.750	740,625
1,000	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B , B2)	10/01/12	9.875	1,040,000
750	CPG International I, Inc., Global Senior Unsecured Notes (Callable 07/01/09 @ $105.25)	(B- , B3)	07/01/13	10.500	791,250
300	Dayton Superior Corp., Company Guaranteed Notes (Callable 06/15/07 @ $102.17)	(CCC , Caa2)	06/15/09	13.000	308,625
500	Dayton Superior Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $102.81)	(CCC+ , B2)	09/15/08	10.750	515,000
375	General Cable Corp., Rule 144A, Senior Notes (Callable 04/01/09 @ $102.00) ‡	(B+ , B1)	04/01/15	7.725	376,875
175	General Cable Corp., Rule 144A, Senior Notes (Callable 04/01/12 @ $103.56) ‡	(B+ , B1)	04/01/17	7.125	176,969
875	Goodman Global Holding Company, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.94) §	(B- , B3)	12/15/12	7.875	883,750
400	Interface, Inc., Global Senior Subordinated Notes (Callable 02/01/09 @ $104.75)	(CCC+ , B3)	02/01/14	9.500	437,000
325	Norcraft Companies, Global Senior Subordinated Notes (Callable 11/01/07 @ $104.50)	(B- , B1)	11/01/11	9.000	336,375
250	Norcraft Holdings LP, Global Senior Discount Notes (Callable 09/01/08 @ $104.88)	(B- , B3)	09/01/12	9.750	226,250
700	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC+ , B3)	09/01/14	8.500	684,250
750	NTK Holdings, Inc., Global Senior Discount Notes (Callable 09/01/09 @ $105.38) § +	(CCC+ , Caa1)	03/01/14	0.000	547,500
950	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50) §	(CCC+ , Caa1)	02/15/12	9.000	828,875
					8,423,969

Chemicals (3.0%)
305	BCP Crystal Holdings Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.81)	(B , B2)	06/15/14	9.625	347,981
455	Crystal U.S. Holdings/U.S. Sub 3, Series B, Global Company Guaranteed Notes (Callable 10/01/09 @ $105.25) +	(B , B2)	10/01/14	0.000	424,856
264	Huntsman Co. LLC, Global Company Guaranteed Notes (Callable 07/15/08 @ $105.75)	(B , Ba3)	07/15/12	11.500	296,340
600	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94) +	(B- , B3)	11/15/14	0.000	507,750
750	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $105.25)	(BB , Ba2)	06/01/13	10.500	825,000
225	Lyondell Chemical Co., Global Senior Unsecured Notes (Callable 09/15/10 @ $104.00)	(B+ , B1)	09/15/14	8.000	236,812
925	Lyondell Chemical Co., Global Senior Unsecured Notes (Callable 09/15/11 @ $104.13)	(B+ , B1)	09/15/16	8.250	994,375
300	Millennium America, Inc., Global Company Guaranteed Notes	(B+ , B1)	06/15/08	9.250	312,750
1,300	Nalco Finance Holdings, Inc., Global Senior Notes (Callable 02/01/09 @ $104.50) +	(B- , B3)	02/01/14	0.000	1,150,500
575	PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.31)	(B+ , B2)	05/15/10	10.625	609,500
350	PolyOne Corp., Senior Notes §	(B+ , B2)	05/01/12	8.875	353,500
725	Terra Capital, Inc., Rule 144A, Senior Notes (Callable 02/01/12 @ $103.50) ‡	(BB- , B1)	02/01/17	7.000	725,000
					6,784,364

Computer Hardware (0.4%)
800	Activant Solutions, Inc., Senior Unsubordinated Notes (Callable 05/01/11 @ $104.75)	(CCC+ , Caa1)	05/01/16	9.500	792,000

Consumer - Products (2.4%)
1,175	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13) +	(CCC+ , B3)	10/01/12	0.000	1,060,437
1,000	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+ , Caa1)	05/01/14	8.750	987,500
825	Del Laboratories, Inc., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.00)	(CCC , Caa2)	02/01/12	8.000	773,437
575	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B- , B3)	05/01/17	7.500	583,625
525	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 06/01/07 @ $103.13)	(B- , Caa1)	06/01/11	9.375	545,344
819	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)	(B- , B3)	04/15/12	9.250	851,760
500	Revlon Consumer Products Corp., Global Senior Notes (Callable 04/01/08 @ $104.75) §	(CCC- , Caa2)	04/01/11	9.500	473,750
					5,275,853

Diversified Capital Goods (1.9%)
575	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/08 @ $102.00) ‡#	(B , B2)	12/15/13	9.230	600,875
375	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.31) ‡	(B , B2)	12/15/13	8.625	399,375
400	RBS Global, Inc. & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75) §	(CCC+ , B3)	08/01/14	9.500	418,000
500	RBS Global, Inc. & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $105.88)	(CCC+ , Caa1)	08/01/16	11.750	539,375
575	Sensus Metering Systems, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B- , B3)	12/15/13	8.625	585,062
800	Titan International, Inc., Rule 144A, Senior Notes ‡	(B , B3)	01/15/12	8.000	827,000
900	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.94)	(CCC+ , B3)	06/15/12	9.875	903,375
					4,273,062

Electric - Generation (2.0%)
37	AES Corp., Senior Notes	(B , B1)	06/01/09	9.500	39,055
400	AES Corp., Senior Notes	(B , B1)	03/01/14	7.750	422,000
800	Calpine Generating Co., Global Secured Notes (Callable 04/01/08 @ $103.50)	(D , NR)	04/01/10	7.756	832,000
875	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B- , B2)	05/01/16	8.375	914,375
425	Edison Mission Energy, Senior Notes	(BB- , B1)	06/15/09	7.730	442,000
400	Midwest Generation LLC, Global Secured Notes (Callable 05/01/09 @ $104.38)	(B+ , Ba2)	05/01/34	8.750	436,000
313	Midwest Generation LLC, Series B, Global Pass Through Certificates	(BB- , Ba2)	01/02/16	8.560	342,594
25	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B- , B1)	01/15/17	7.375	25,719
425	NRG Energy, Inc., Senior Notes (Callable 2/01/11 @ $103.69)	(B- , B1)	02/01/16	7.375	437,750
500	Reliant Energy, Inc., Global Secured Notes (Callable 07/15/08 @ $104.75)	(B , B2)	07/15/13	9.500	546,875
					4,438,368

Electric - Integrated (0.4%)
250	CMS Energy Corp., Global Senior Notes	(B+ , Ba3)	08/01/10	7.750	266,250
200	CMS Energy Corp., Senior Notes	(B+ , Ba3)	01/15/09	7.500	206,250
500	Mirant Americas Generation LLC, Senior Notes Ø	(NR , NR)	05/01/06	7.625	0
300	Mirant Corp., Rule 144A, Senior Notes ‡Ø	(NR , NR)	07/15/04	7.400	9,810
300	Sierra Pacific Resources, Global Senior Unsecured Notes (Callable 03/15/09 @ $104.31)	(B , B1)	03/15/14	8.625	326,019
					808,329

Electronics (2.1%)
900	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)	(B- , B2)	05/15/13	7.750	885,375
190	Ampex Corp., Secured Notes (Callable 05/14/07 @ $100.00) ^	(NR , NR)	08/15/08	12.000	189,942
1,725	Freescale Semiconductor, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/15/11 @ $105.06) ‡	(B , B2)	12/15/16	10.125	1,737,937
310	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 05/14/07 @ $105.13)	(B- , B2)	02/15/12	10.250	327,050
775	Spansion, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $105.63) ‡	(B , Caa1)	01/15/16	11.250	804,062
600	Viasystems, Inc., Global Senior Subordinated Notes (Callable 01/15/08 @ $105.25)	(CCC+ , Caa1)	01/15/11	10.500	606,000
					4,550,366

Energy - Exploration & Production (2.3%)
775	Chaparral Energy, Inc., Rule 144A, Senior Notes (Callable 02/01/12 @ $104.44) ‡	(CCC+ , Caa1)	02/01/17	8.875	782,750
1,611	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)	(BB , Ba2)	01/15/16	6.875	1,639,192
475	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B , B1)	12/01/17	7.250	453,625
100	Forest Oil Corp., Global Company Guaranteed Notes	(B+ , B1)	05/01/14	7.750	102,000
600	Hilcorp Energy I LP/Hilcorp Finance Co., Rule 144A, Senior Notes (Callable 06/01/11 @ $104.50) ‡	(B , B3)	06/01/16	9.000	639,000
800	PetroHawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B- , B3)	07/15/13	9.125	856,000
250	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(B , B1)	03/15/15	6.375	247,500
375	Whiting Petroleum Corp., Global Senior Subordinated Notes (Callable 05/01/08 @ $103.63)	(B , B1)	05/01/12	7.250	370,312
					5,090,379

Environmental (1.1%)
1,525	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69) §	(B+ , B2)	04/15/14	7.375	1,555,500
875	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(CCC , Caa1)	04/15/14	9.500	920,937
					2,476,437

Food & Drug Retailers (0.9%)
1,125	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88) §	(CC , Caa3)	08/01/11	9.750	1,088,437
150	Ingles Markets, Inc., Global Company Guaranteed Notes (Callable 12/01/07 @ $102.90)	(B , B3)	12/01/11	8.875	156,750
750	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)	(BB- , B1)	06/15/12	8.125	776,250
					2,021,437

Food - Wholesale (1.1%)
525	Dole Foods Co., Debentures Notes	(B- , Caa1)	07/15/13	8.750	507,937
550	National Beef Packing Company LLC, Global Senior Notes (Callable 08/01/07 @ $105.25)	(B- , Caa1)	08/01/11	10.500	580,250
700	Pinnacle Foods Group, Inc., Global Senior Subordinated Notes (Callable 12/01/08 @ $104.13)	(CCC , Caa2)	12/01/13	8.250	764,785
250	Swift & Co., Global Company Guaranteed Notes (Callable 10/01/07 @ $102.53)	(B- , Caa1)	10/01/09	10.125	259,375
300	Swift & Co., Global Senior Subordinated Notes (Callable 05/14/07 @ $106.25) §	(CCC+ , Caa1)	01/01/10	12.500	316,500
					2,428,847

Forestry & Paper (3.0%)
525	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+ , B2)	10/15/14	7.125	522,375
850	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 03/15/08 @ $103.66)	(B , B2)	03/15/10	9.750	854,250
475	Georgia-Pacific Corp., Debentures Notes	(B , B2)	06/15/15	7.700	489,250
200	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56) ‡	(B , Ba3)	01/15/17	7.125	201,500
775	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 8/15/08 @ $104.75)	(B- , B3)	08/15/13	9.500	828,281
375	Newark Group, Inc., Global Senior Subordinated Notes (Callable 03/15/09 @ $104.88)	(B- , B3)	03/15/14	9.750	392,812
525	NewPage Corp., Global Secured Notes (Callable 05/01/09 @ $106.00)	(B- , B2)	05/01/12	10.000	576,844
600	NewPage Corp., Global Senior Subordinated Notes (Callable 05/01/09 @ $106.00) §	(CCC+ , B3)	05/01/13	12.000	654,000
1,325	Smurfit-Stone Container Enterprises, Inc., Global Senior Notes (Callable 07/01/07 @ $104.19)	(CCC+ , B3)	07/01/12	8.375	1,334,937
675	Verso Paper Holdings LLC, Rule 144A, Senior Subordinated Notes (Callable 08/01/11 @ $105.69) ‡	(CCC+ , B3)	08/01/16	11.375	710,437
125	Verso Paper Holdings LLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.56) ‡	(B , B2)	08/01/14	9.125	130,625
					6,695,311

Gaming (4.1%)
550	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69) ‡	(B , B2)	12/15/14	9.375	563,750
1,000	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00) ‡	(CCC+ , B3)	08/01/13	8.000	1,010,000
300	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)	(B- , B3)	06/01/12	8.125	304,500
475	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)	(B- , B3)	11/15/10	12.000	518,937
900	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B- , B3)	06/15/14	9.750	924,750
475	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(B+ , B1)	10/15/10	9.500	500,531
550	Majestic Star Casino LLC, Global Senior Unsecured Notes (Callable 10/15/08 @ $104.88)	(CCC+ , Caa1)	01/15/11	9.750	526,625
450	MGM Mirage, Inc., Company Guaranteed Notes	(B+ , B1)	02/01/11	8.375	475,875
700	MGM Mirage, Inc., Company Guaranteed Notes	(BB , Ba2)	01/15/17	7.625	712,250
600	Resorts International Hotel and Casino, Inc., Global First Mortgage Notes (Callable 04/13/07 @ $106.00)	(NR , NR)	03/15/09	11.500	639,000
625	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25) §	(B- , Caa1)	06/01/15	8.500	634,375
500	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56) ‡	(B+ , B1)	09/15/14	9.125	516,250
175	Waterford Gaming LLC, Rule 144A, Senior Notes (Callable 09/15/08 @ $103.55) ‡	(BB- , B1)	09/15/12	8.625	186,375
1,100	Wilmar Opco LLC, Rule 144A, Senior Subordinated Notes (Callable 12/15/10 @ $104.81) ‡	(CCC+ , B3)	12/15/14	9.625	1,109,625
500	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)	(BB- , B1)	12/01/14	6.625	497,500
					9,120,343

Gas Distribution (1.5%)
250	El Paso Natural Gas Co., Series A, Global Senior Notes (Callable 08/01/07 @ $103.81)	(BB , Baa3)	08/01/10	7.625	262,145
1,150	El Paso Performance-Link, Rule 144A, Notes ‡	(BB , Ba3)	07/15/11	7.750	1,229,062
525	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B , B1)	03/01/16	8.250	553,875
775	Williams Companies, Inc., Notes	(BB , Ba2)	03/15/12	8.125	846,687
400	Williams Partners LP, Rule 144A, Bonds ‡	(BB+ , Ba3)	02/01/17	7.250	425,000
					3,316,769

Health Services (5.9%)
475	CDRV Investors, Inc., Global Senior Discount Notes (Callable 01/01/10 @ $104.81) +	(CCC+ , Caa1)	01/01/15	0.000	410,875
550	CDRV Investors, Inc., Rule 144A, Senior Notes (Callable 12/01/07 @ $102.00) ‡#	(CCC+ , Caa1)	12/01/11	9.860	547,250
675	HCA, Inc., Global Senior Unsecured Notes	(B- , Caa1)	01/15/15	6.375	577,969
3,200	HCA, Inc., Global Senior Unsecured Notes	(B- , Caa1)	02/15/16	6.500	2,740,000
1,200	HCA, Inc., Rule 144A, Secured Notes (Callable 11/15/11 @ $104.63) ‡	(BB- , B2)	11/15/16	9.250	1,297,500
350	HCA, Inc., Notes	(B- , Caa1)	10/01/12	6.300	328,125
800	Healthsouth Corp., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.38) ‡	(CCC+ , Caa1)	06/15/16	10.750	874,000
650	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(B- , B3)	06/15/14	8.750	676,000
100	Service Corp International, Rule 144A, Senior Notes ‡	(BB- , B1)	04/01/15	6.750	100,375
550	Stewart Enterprises, Inc., Global Senior Notes (Callable 02/15/09 @ $103.13)	(B+ , B1)	02/15/13	6.250	536,250
1,425	Tenet Healthcare Corp., Global Senior Notes	(CCC+ , Caa1)	07/01/14	9.875	1,446,375
500	Tenet Healthcare Corp., Global Senior Notes	(CCC+ , Caa1)	02/01/15	9.250	497,500
1,050	Triad Hospitals, Inc., Senior Subordinated Notes (Callable 11/15/08 @ $103.50)	(B+ , B2)	11/15/13	7.000	1,101,187
800	Universal Hospital Services, Inc., Global Senior Notes (Callable 11/01/07 @ $105.06)	(B- , B3)	11/01/11	10.125	854,000
950	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+ , Caa1)	10/01/14	9.000	966,625
					12,954,031

Hotels (0.9%)
500	Bluegreen Corp., Series B, Company Guaranteed Notes	(B- , B3)	04/01/08	10.500	495,000
425	Felcor Lodging LP, Global Company Guaranteed Notes	(B+ , Ba3)	06/01/11	8.500	457,406
250	Host Hotels & Resorts LP, Company Guaranteed Notes (Callable 11/01/10 @ $103.44)	(BB , Ba1)	11/01/14	6.875	255,000
825	Host Marriott LP, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB , Ba1)	06/01/16	6.750	835,312
					2,042,718

Household & Leisure Products (1.1%)
650	ALH Finance LLC, Senior Subordinated Notes (Callable 01/15/09 @ $104.25)	(CCC+ , B3)	01/15/13	8.500	651,625
400	Ames True Temper, Inc., Global Company Guaranteed Notes (Callable 01/15/08 @ $101.50)	(CCC+ , Caa1)	01/15/12	7.141	411,000
600	Ames True Temper, Inc., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.00)	(CCC- , Caa3)	07/15/12	10.000	585,000
325	Sealy Mattress Co., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.13)	(B , B2)	06/15/14	8.250	343,687
525	Simmons Bedding Co., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.94) §	(CCC+ , B2)	01/15/14	7.875	540,750
					2,532,062

Leisure (0.7%)
350	Bally Total Fitness Holding Corp., Global Senior Notes (Callable 07/15/07 @ $105.25) §	(CCC- , Caa3)	07/15/11	10.500	328,125
675	Six Flags, Inc., Global Senior Notes (Callable 04/15/08 @ $104.88) §	(CCC , Caa1)	04/15/13	9.750	646,312
700	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81) §	(CCC , Caa1)	06/01/14	9.625	661,500
					1,635,937

Machinery (0.5%)
525	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B , B3)	02/15/17	8.625	557,812
450	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 08/01/07 @ $104.63)	(BB , Ba3)	08/01/11	9.250	474,750
					1,032,562

Media - Broadcast (2.7%)
600	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/07 @ $103.88)	(B- , B1)	12/15/12	7.750	618,000
525	Barrington Broadcasting Group LLC, Rule 144A, Senior Subordinated Notes (Callable 08/15/10 @ $105.25) ‡	(CCC+ , B3)	08/15/14	10.500	553,875
575	CMP Susquehanna Corp., Rule 144A, Senior Subordinated Notes (Callable 05/15/10 @ $104.94) ‡	(CCC , B3)	05/15/14	9.875	592,250
300	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B- , B2)	09/15/14	8.625	322,875
800	ION Media Networks, Inc., Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00) ‡	(CCC- , Caa2)	01/15/13	10.777	838,000
675	Nexstar Finance, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.50)	(CCC+ , B3)	01/15/14	7.000	651,375
500	Sirius Satellite Radio, Inc., Global Senior Unsecured Notes (Callable 09/01/09 @ $104.81)	(CCC , Caa1)	08/01/13	9.625	504,375
485	Univision Communications, Inc., Rule 144A, Senior Notes (Callable 03/15/11 @ $104.88) ‡	(CCC+ , B3)	03/15/15	9.750	485,606
400	XM Satellite Radio, Inc., Global Company Guaranteed Notes (Callable 05/01/08 @ $102.00)	(CCC , Caa1)	05/01/13	9.989	398,000
1,100	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)	(CCC- , Caa1)	01/15/14	8.750	1,031,250
					5,995,606

Media - Cable (5.3%)
1,000	Atlantic Broadband Finance LLC, Rule 144A, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69) ‡	(CCC+ , Caa1)	01/15/14	9.375	1,027,500
1,325	CCH I Holdings LLC, Global Company Guaranteed Notes (Callable 09/30/07 @ $103.92)	(CCC- , Caa3)	05/15/14	11.750	1,275,313
1,662	CCH I Holdings LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)	(CCC- , Caa2)	10/01/15	11.000	1,732,635
1,600	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ $104.38)	(CCC- , Caa1)	11/15/13	8.750	1,664,000
750	Charter Communications Holdings LLC, Senior Discount Notes (Callable 04/01/07 @ $100.00)	(CCC- , Caa3)	04/01/11	9.920	750,938
1,200	CSC Holdings, Inc., Global Senior Notes	(B+ , B2)	04/15/12	6.750	1,197,000
655	CSC Holdings, Inc., Senior Notes	(B+ , B2)	04/01/11	7.625	674,650
175	DirecTV Holdings LLC, Global Senior Notes (Callable 03/15/08 @ $104.19)	(BB- , Ba3)	03/15/13	8.375	185,281
750	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB- , Ba3)	10/01/14	6.625	756,563
300	GCI, Inc., Global Senior Unsecured Notes (Callable 02/15/09 @ $103.63)	(B+ , B1)	02/15/14	7.250	301,500
250	Insight Communications Co., Inc., Senior Discount Notes (Callable 2/15/08 @ $102.04) +	(CCC+ , B3)	02/15/11	0.000	261,875
259	Insight Midwest/Insight Capital, Senior Notes (Callable 10/01/07 @ $100.00)	(B , B3)	10/01/09	9.750	263,856
1,150	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)	(B , B3)	10/15/15	8.500	1,181,625
525	Mediacom LLC/Capital Corp., Senior Notes (Callable 02/15/08 @ $100.00)	(B , B3)	02/15/11	7.875	527,625
					11,800,361

Media - Services (0.2%)
475	WMG Holdings Corp., Global Company Guaranteed Notes (Callable 12/15/09 @ $104.75) +	(B , B2)	12/15/14	0.000	365,750

Metals & Mining Excluding Steel (1.3%)
125	Aleris International, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.50) ‡	(B- , B3e)	12/15/14	9.000	132,500
625	Aleris International, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/15/11 @ $105.00) ‡	(B- , Caa1)	12/15/16	10.000	656,250
500	Alpha Natural Resources, Global Company Guaranteed Notes (Callable 06/01/08 @ $105.00)	(B- , B3)	06/01/12	10.000	540,000
500	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(B+ , Ba3)	04/01/15	8.250	539,375
250	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(B+ , Ba3)	04/01/17	8.375	270,938
675	Southern Copper Corp., Global Senior Notes	(BBB- , Baa2)	07/27/35	7.500	730,943
					2,870,006

Non-Food & Drug Retailers (3.6%)
250	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)	(CCC+ , B2)	02/15/12	9.000	258,125
855	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $105.44)	(CCC+ , B3)	02/15/12	10.875	868,287
500	Asbury Automotive Group, Inc., Rule 144A, Senior Subordinated Notes (Callable 03/15/12 @ $103.81) ‡	(B , B3)	03/15/17	7.625	503,750
825	Brookstone Co., Inc., Global Secured Notes (Callable 10/15/09 @ $106.00) §	(B , Caa1)	10/15/12	12.000	862,125
800	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 06/01/08 @ $104.19)	(B- , Caa1)	06/01/12	8.375	740,000
703	Flooring America, Inc., Series B, Company Guaranteed Notes ^Ø	(NR , NR)	10/15/07	9.250	0
525	GSC Holdings Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)	(B+ , B1)	10/01/12	8.000	559,125
300	Michaels Stores, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $105.00) ‡	(CCC , B2)	11/01/14	10.000	322,500
700	Michaels Stores, Inc., Rule 144A, Senior Subordinated Notes (Callable 11/01/11 @ $105.69) ‡	(CCC , Caa1)	11/01/16	11.375	757,750
500	Nebraska Book Co, Inc., Global Company Guaranteed Notes (Callable 03/15/08 @ $104.31)	(CCC , B3)	03/15/12	8.625	506,250
1,000	Neiman-Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)	(B- , B3)	10/15/15	10.375	1,120,000
650	PCA LLC, Global Senior Notes Ø	(NR , NR)	08/01/09	11.875	16,250
400	SGS International, Inc., Global Company Guaranteed Notes (Callable 12/15/09 @ $106.00)	(B- , B3)	12/15/13	12.000	426,000
547	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+ , B2)	12/15/13	10.625	599,649
475	Yankee Acquisition Corp., Rule 144A, Senior Subordinated Notes (Callable 02/15/12 @ $104.88) ‡	(CCC+ , Caa1)	02/15/17	9.750	483,313
					8,023,124

Office Equipment (0.2%)
450	Xerox Corp., Senior Notes (Callable 06/15/08 @ $103.81)	(BB+ , Baa3)	06/15/13	7.625	474,188

Oil Refining & Marketing (0.2%)
200	Giant Industries, Inc., Company Guaranteed Notes (Callable 05/15/09 @ $104.00)	(B- , B2)	05/15/14	8.000	217,000
162	Giant Industries, Inc., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.50)	(B- , B2)	05/15/12	11.000	172,530
					389,530

Packaging (2.8%)
840	Berry Plastics Holding Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)	(CCC+ , B2)	09/15/14	8.875	863,100
1,025	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50) §	(CCC , Caa2)	12/01/12	11.000	1,037,813
775	Covalence Specialty Materials Corp., Rule 144A, Senior Subordinated Notes (Callable 03/01/11 @ $105.13) ‡	(CCC+ , B3)	03/01/16	10.250	778,875
410	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)	(B , B1)	11/15/15	7.750	428,450
25	Graham Packaging Co., Inc., Global Company Guaranteed Notes (Callable 10/15/08 @ $104.25)	(CCC+ , Caa1)	10/15/12	8.500	25,500
775	Graham Packaging Co., Inc., Global Company Guaranteed Notes (Callable 10/15/09 @ $104.94) §	(CCC+ , Caa1)	10/15/14	9.875	794,375
680	Owens-Brockway Glass Inc., Global Company Guaranteed Notes (Callable 05/15/08 @ $104.13)	(B , B3)	05/15/13	8.250	712,300
500	Pliant Corp., Global Secured Notes (Callable 06/01/07 @ $105.56)	(CCC , Caa1)	09/01/09	11.125	502,500
1,175	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)	(CCC- , Caa2)	02/15/14	8.500	1,006,094
					6,149,007

Printing & Publishing (3.5%)
775	American Media Operations, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/07 @ $100.00)	(CCC- , Caa2)	05/01/09	10.250	736,250
875	CBD Media Holdings Finance, Inc., Global Senior Subordinated Notes (Callable 07/15/08 @ $104.63)	(CCC+ , Caa1)	07/15/12	9.250	920,938
350	Dex Media, Inc., Global Discount Notes (Callable 11/15/08 @ $104.50) +	(B , B3)	11/15/13	0.000	327,688
750	Haights Cross Operating Co., Global Company Guaranteed Notes (Callable 08/15/08 @ $105.88)	(CCC- , Caa2)	08/15/11	11.750	793,125
2,000	Premier Graphics, Inc., Company Guaranteed Notes ^Ø	(NR , NR)	12/01/05	11.500	0
2,000	R.H. Donnelley Corp., Series A-2 Global Senior Discount Notes (Callable 01/15/09 @ $103.44)	(B , B3)	01/15/13	6.875	1,955,000
150	R.H. Donnelley Corp., Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)	(B , B3)	01/15/16	8.875	160,125
725	Reader’s Digest Association, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/12 @ $104.50) ‡	(CCC+ , Caa1)	02/15/17	9.000	701,438
775	Valassis Communications, Inc., Rule 144A, Senior Notes (Callable 03/01/11 @ $104.13) ‡	(B- , B3)	03/01/15	8.250	765,313
725	Vertis, Inc., Series B, Global Company Guaranteed Notes (Callable 06/15/07 @ $100.00) §	(CCC , Caa1)	06/15/09	10.875	735,875
550	WDAC Subsidiary Corp., Rule 144A, Senior Notes (Callable 12/01/09 @ $104.19) ‡	(CCC+ , Caa1)	12/01/14	8.375	570,625
					7,666,377

Restaurants (1.1%)
850	Buffets, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $106.25)	(CCC , Caa1)	11/01/14	12.500	888,250
875	Denny’s Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)	(B- , B3)	10/01/12	10.000	937,344
600	Friendly Ice Cream Corp., Global Senior Notes (Callable 06/15/08 @ $104.19)	(CCC+ , Caa1)	06/15/12	8.375	592,500
					2,418,094

Software/Services (0.9%)
1,750	Sungard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B- , Caa1)	08/15/15	10.250	1,918,438

Steel Producers/Products (1.5%)
125	AK Steel Corp., Company Guaranteed Notes (Callable 05/14/07 @ $100.00)	(B+ , B2)	02/15/09	7.875	125,625
575	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $103.88)	(B+ , B2)	06/15/12	7.750	587,219
775	Egden Acquisition Corp., Global Secured Notes (Callable 02/01/08 @ $104.94)	(B- , B3)	02/01/11	9.875	796,313
725	PNA Group, Inc., Rule 144A, Senior Notes (Callable 09/01/11 @ $105.38) ‡	(B- , B3)	09/01/16	10.750	783,000
250	PNA Holding Corp., Rule 144A, Senior Notes (Callable 02/15/08 @ $102.00) ‡	(B- , Caa1)	02/15/13	12.360	257,500
800	RathGibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.63)	(B- , B3)	02/15/14	11.250	848,000
0	WCI Steel Acquisition, Inc., Senior Notes	(NR , NR)	05/01/16	8.000	331
250	WCI Steel, Escrow Ø	(NR , NR)	12/01/04	10.000	8,175
					3,406,163

Support - Services (4.8%)
400	Allied Security Escrow Corp., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.69)	(CCC+ , Caa1)	07/15/11	11.375	410,000
200	Aramark Corp., Rule 144A, Senior Notes (Callable 02/01/09 @ $102.00) ‡	(B- , B3e)	02/01/15	8.860	206,500
300	Aramark Corp., Rule 144A, Senior Notes (Callable 02/01/11 @ $104.25) ‡	(B- , B)	02/01/15	8.500	313,500
200	Ashtead Capital, Inc., Rule 144A (Callable 08/15/11 @ $104.50) ‡	(B , B3)	08/15/16	9.000	214,000
684	Di Finance/Dyncorp International, Global Senior Subordinated Notes (Callable 02/15/09 @ $104.75)	(B , B3)	02/15/13	9.500	731,880
100	Education Management LLC, Senior Notes (Callable 06/01/10 @ $104.38)	(CCC+ , B2)	06/01/14	8.750	105,750
675	Education Management LLC, Senior Subordinated Notes (Callable 06/01/11 @ $105.13)	(CCC+ , Caa1)	06/01/16	10.250	735,750
300	Hertz Corp., Senior Notes (Callable 01/01/10 @ $104.44)	(B , B1)	01/01/14	8.875	324,750
400	Hertz Corp., Senior Subordinated Notes (Callable 01/01/11 @ $105.25)	(B , B2)	01/01/16	10.500	458,000
800	HydroChem Industrial Services, Rule 144A, Senior Subordinated Notes (Callable 02/15/09 @ $104.63) ‡	(CCC+ , B3)	02/15/13	9.250	824,000
350	Iron Mountain, Inc., Company Guaranteed Notes (Callable 04/01/07 @ $102.88)	(B , B3)	04/01/13	8.625	361,900
250	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)	(B , B3)	01/01/16	6.625	242,500
1,100	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/07 @ $105.34) +	(CCC+ , Caa1)	05/15/13	0.000	1,141,250
250	Language Line Holdings, Inc., Global Senior Subordinated Notes (Callable 06/15/08 @ $105.56)	(CCC+ , B3)	06/15/12	11.125	266,875
650	Mobile Services Group, Inc., Rule 144A, Senior Notes (Callable 08/01/10 @ $104.88) ‡	(B- , B3)	08/01/14	9.750	690,625
725	Rental Service Corp., Rule 144A, Bonds (Callable 12/01/10 @ $104.75) ‡	(B- , Caa1)	12/01/14	9.500	775,750
1,175	TDS Investor Corp., Rule 144A, Senior Subordinated Notes (Callable 09/01/11 @ $105.94) ‡	(CCC+ , Caa1)	09/01/16	11.875	1,293,969
1,050	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)	(B , B3)	02/15/14	7.000	1,052,625
525	Williams Scotsman, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $104.25)	(B+ , B3)	10/01/15	8.500	552,563
					10,702,187

Telecom - Fixed Line (1.0%)
1,350	Level 3 Financing, Inc., Rule 144A, Senior Notes (Callable 02/15/09 @ $102.00) ‡	(CCC+ , B3)	02/15/15	9.150	1,366,875
225	Level 3 Financing, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.63) ‡	(CCC+ , B3)	11/01/14	9.250	232,313
500	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.63)	(CCC+ , B3)	02/15/14	9.250	537,500
					2,136,688

Telecom - Integrated/Services (2.1%)
925	Cincinnati Bell, Inc., Global Company Guaranteed Notes (Callable 01/15/09 @ $104.19)	(B- , B2)	01/15/14	8.375	950,438
425	Hawaiian Telcom Communications, Inc., Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25) §	(CCC , B3)	05/01/15	12.500	467,500
525	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B- , B1)	04/15/14	9.500	555,188
545	Intelsat Corp., Global Company Guaranteed Notes (Callable 08/15/09 @ $104.50)	(B , B2)	08/15/14	9.000	592,688
1,025	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.63)	(B+ , Ba3)	02/15/11	7.250	1,054,469
300	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B , Ba3)	02/15/14	7.500	310,500
120	Qwest Corp., Global Senior Notes	(BB+ , Ba1)	06/15/15	7.625	128,700
75	Qwest Corp., Global Senior Unsecured Notes	(BB+ , Ba1)	10/01/14	7.500	79,500
225	Windstream Corp., Global Company Guaranteed Notes	(BB- , Ba3)	08/01/13	8.125	244,688
225	Windstream Corp., Global Company Guaranteed Notes (Callable 8/01/11 @ $104.31)	(BB- , Ba3)	08/01/16	8.625	247,219
					4,630,890

Telecom - Wireless (2.6%)
150	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC , B2)	06/15/13	10.125	162,750
675	Centennial Communications Corp., Global Senior Notes (Callable 01/01/09 @ $107.50)	(CCC , Caa1)	01/01/13	10.000	731,531
800	Cricket Communications, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.69) ‡	(CCC , Caa2)	11/01/14	9.375	852,000
1,175	Dobson Communications Corp., Global Senior Notes (Callable 10/01/08 @ $104.44) §	(CCC , Caa1)	10/01/13	8.875	1,216,125
350	Horizon PCS, Inc., Global Company Guaranteed Notes (Callable 07/15/08 @ $105.69)	(B- , B3e)	07/15/12	11.375	389,375
725	MetroPCS Wireless, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.63) ‡	(CCC , Caa2)	11/01/14	9.250	770,313
925	Rural Cellular Corp., Global Senior Subordinated Notes (Callable 01/15/08 @ $101.63) §	(CCC , Caa2)	01/15/10	9.750	957,375
625	Suncom Wireless, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)	(CCC- , Caa2)	06/01/13	8.500	646,875
					5,726,344

Theaters & Entertainment (0.5%)
450	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+ , B3)	03/01/14	8.000	460,125
750	Cinemark, Inc., Global Senior Discount Notes (Callable 03/15/09 @ $104.88) +	(CCC+ , B3)	03/15/14	0.000	690,000
					1,150,125

Transportation Excluding Air/Rail (0.1%)
195	H-Line Finance Holding Corp., Global Senior Discount Notes (Callable 04/01/08 @ $105.50) +	(CCC+ , Caa1)	04/01/13	0.000	186,225

TOTAL U.S. CORPORATE BONDS (Cost $190,240,936)					193,591,665

Number
of Shares

COMMON STOCKS (0.9%) ^
Auto Parts & Equipment (0.0%)
774,557	Cambridge Industries Liquidating Trust ^*	0
1,219	Safelite Realty Corp. ^*	9,752
		9,752
Chemicals (0.1%)
4,893	Huntsman Corp. *	93,407

Consumer - Products (0.0%)
20,689	Indesco Liquid Dispensing Co. ^*	0

Electric - Integrated (0.3%)
14,300	Mirant Corp. *	578,578

Food - Wholesale (0.4%)
590	Crunch Equity Holdings LLC *	944,648

Gaming (0.0%)
12,000	Progressive Gaming International Corp. *	54,000

Packaging (0.0%)
4	Pliant Corp. ^*	0

Printing & Publishing (0.1%)
10,652	Mail Well, Inc., Rule 144A ‡*	258,844

Restaurants (0.0%)
5	Roma Restaurant Holdings, Inc.*	90

Steel Producers/Products (0.0%)
2,787	WCI Steel Acquisition, Inc.*	83,610

TOTAL COMMON STOCKS (Cost $1,174,661)		2,022,929

PREFERRED STOCKS (0.0%)

Media (0.0%)
7,500	Adelphia Communications Corp., 13% cumulative exchangeable Series B (Callable 07/15/07 @ $102.17) *	1,725
	(Cost $750,000)

WARRANTS (0.0%)

Building Materials (0.0%)
1,250	Dayton Superior Corp., strike price $0.01, Rule 144A, expires 06/15/09 ‡^*	13
	(Cost $25,000)

TOTAL DOMESTIC SECURITIES (Cost $192,190,597)		195,616,332

Par
(000)			Maturity	Rate%
FOREIGN CORPORATE BONDS (9.5%)

Apparel/Textiles (0.1%)
150	IT Holdings Finance SA, Rule 144A, Senior Notes (Luxembourg) ‡	(CCC+ , B3)	11/15/12	9.875	206,661

Building Materials (0.2%)
750	MAAX Corp., Global Senior Subordinated Notes (Callable 06/15/08 @ $104.88) (Canada)	(CC , Caa3)	06/15/12	9.750	517,500

Chemicals (0.9%)
700	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg) ‡	(B- , B2)	08/15/15	8.375	733,250
850	Ineos Group Holding PLC, Rule 144A, (Callable 02/15/11 @ $104.25) (United Kingdom) ‡	(B- , B2)	02/15/16	8.500	818,125
300	Rhodia SA, Global Senior Unsecured Notes (Callable 06/01/07 @ $104.44) (France)	(B- , B3)	06/01/11	8.875	314,250
					1,865,625

Electronics (1.0%)
300	Avago Technologies Finance PTE, Global Company Guaranteed Notes (Callable 12/01/09 @ $105.06) (Singapore)	(B , B2)	12/01/13	10.125	326,250
400	Avago Technologies Finance PTE, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore) §	(CCC+ , Caa1)	12/01/15	11.875	452,000
350	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/08 @ $103.94) (Canada)	(B- , B2)	07/01/11	7.875	340,375

725	NXP BV/NXP Funding LLC, Rule 144A, Senior Notes (Callable 10/15/11 @ $104.75) (Netherlands) ‡	(B+ , B2)	10/15/15	9.500	752,188
175	NXP BV/NXP Funding LLC, Rule 144A, Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands) ‡	(BB+ , Ba2)	10/15/14	7.875	181,563
250	Magnachip Semiconductor, Senior Subordinated Notes (Callable 12/15/09 @ $104.00) (Luxembourg)	(CCC+ , B3)	12/15/14	8.000	156,875
					2,209,251

Energy - Exploration & Production (0.2%)
325	OPTI Canada, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.13) (Canada) ‡	(BB , B1)	12/15/14	8.250	339,625

Food & Drug Retailers (0.3%)
575	Jean Coutu Group, Inc. (PJC), Global Senior Subordinated Notes (Callable 08/01/09 @ $104.25) (Canada)	(B- , Caa2)	08/01/14	8.500	626,750

Forestry & Paper (1.2%)
350	Abitibi-Consolidated, Inc., Global Notes (Canada)	(B+ , B3)	06/15/11	7.750	336,000
700	Abitibi-Consolidated, Inc., Yankee Senior Notes (Canada)	(B+ , B3)	04/01/15	8.375	661,500
550	Bowater Canada Finance Corp., Global Company Guaranteed Notes (Canada)	(B+ , B3)	11/15/11	7.950	537,625
184	Smurfit Kappa Funding PLC, Global Senior Notes (Callable 10/1/07 @ $104.81) (Ireland)	(B , B2)	10/01/12	9.625	196,420
750	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B , B2)	04/01/15	7.750	768,750
235	Tembec Industries, Inc., Global Company Guaranteed Notes (Canada)	(CCC- , Ca)	03/15/12	7.750	143,938
					2,644,233

Leisure (0.3%)
750	NCL Corp., Global Senior Notes (Callable 07/15/09 @ $105.31) (Bermuda)	(B , B3)	07/15/14	10.625	746,250

Media - Broadcast (0.0%)
4,600	Australis Holdings Pty. Ltd., Yankee Senior Discount Notes (Australia) ^Ø	(NR , NR)	11/01/02	15.000	0

Media - Cable (1.0%)
375	Kabel Deutschland GMBH, Global Company Guaranteed Notes (Callable 07/01/09 @ $105.31) (Germany)	(B- , B2)	07/01/14	10.625	420,000
393	Telenet Group Holding NV, Rule 144A, Discount Notes (Callable 12/15/08 @ $105.75) (Belgium) ‡ +	(CCC+ , B3)	06/15/14	0.000	370,403
400	Unity Media GMBH, Rule 144A, Senior Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(CCC+ , Caa2)	02/15/15	10.125	587,703
350	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/09 @ $104.88) (United Kingdom)	(B- , B2)	04/15/14	9.750	727,661
150	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B- , B2)	08/15/16	9.125	159,000
					2,264,767

Metals & Mining Excluding Steel (0.0%)
800	International Utility Structures, Inc., Subordinated Notes (Canada) ^Ø	(NR , NR)	02/01/08	10.750	0
924	International Utility Structures, Inc., Yankee Senior Subordinated Notes (Canada) ^Ø	(NR , NR)	02/01/08	13.000	0
					0

Packaging (0.3%)
400	Gerresheimer Holdings GMBH, Rule 144A, Company Guaranteed Notes (Callable 02/15/10 @ $103.94) (Germany) ‡	(B- , Caa1)	03/01/15	7.875	559,083

Pharmaceuticals (0.4%)
400	Biovail Corp., Yankee Senior Subordinated Notes (Canada)	(BB- , B1)	04/01/10	7.875	407,876
500	Elan Finance PLC, Rule 144A, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland) ‡	(B , B3)	12/01/13	8.875	510,625
					918,501

Printing & Publishing (0.3%)
525	Quebecor World, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $104.88) (Canada) ‡	(B+ , B2)	01/15/15	9.750	553,875

Support - Services (0.5%)
675	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom) ‡	(B , B3)	08/01/15	8.625	708,750
325	Carlson Wagonlit BV, Rule 144A, Bonds (Callable 11/01/07 @ $104.00) (Netherlands) ‡#	(B- , B2)	05/15/15	9.306	456,959
					1,165,709

Telecom - Integrated/Services (2.1%)
825	Global Crossing UK Finance PLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B- , B3)	12/15/14	10.750	899,250
350	Hellas II, Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00) (Luxembourg) ‡#	(CCC+ , C)	01/15/15	11.115	361,375
1,400	Intelsat Bermuda Ltd., Rule 144A , Senior Notes (Callable 06/15/11 @ $105.63) (Bermuda) ‡	(B , Caa1)	06/15/16	11.250	1,596,000
250	Intelsat Bermuda Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/08 @ $102.00) (Bermuda) ‡	(B , Caa1)	01/15/15	8.872	256,250
975	Intelsat Ltd., Global Notes (Bermuda)	(B , Caa1)	04/15/12	7.625	940,875
500	Nordic Tel Co., Holdings, Rule 144A, Notes (Callable 05/01/07 @ $102.00) (Denmark) ‡#	(B , B2)	05/01/16	8.352	681,382
					4,735,132

Telecommunications Equipment (0.1%)
275	Nortel Networks Ltd., Rule 144A, Company Guaranteed Notes (Canada) ‡	(B- , B3)	07/15/11	9.731	295,625

Transportation Excluding Air/Rail (0.6%)
1,100	Ship Finance International Ltd., Global Senior Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B+ , B1)	12/15/13	8.500	1,133,000
250	Stena AB, Global Senior Notes (Callable 12/01/09 @ $103.50) (Sweden)	(BB- , Ba3)	12/01/16	7.000	248,750
					1,381,750

TOTAL FOREIGN CORPORATE BONDS (Cost $22,911,549)					21,030,337

SHORT-TERM INVESTMENTS (10.0%)
920	Citibank (Nassau) overnight deposit		04/02/07	4.440	$920,000
	(Cost $920,000)

Number
of Shares
21,094,816	Securities Lending Investment Fund, a series of the Brown Brothers Investment Trust P				21,094,816

TOTAL SHORT-TERM INVESTMENTS (Cost 22,014,816)					22,014,816

TOTAL INVESTMENTS (107.9%) (Cost $237,116,962)					238,661,485

LIABILITIES IN EXCESS OF OTHER ASSETS (7.9%)					(17,529,851)

NET ASSETS (100.0%)
	Applicable to 49,904,551 issued and outstanding
	$.001 par value shares (authorized 100,000,000 shares)				$221,131,634

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, these securities amounted to a value of $47,295,400 or 21.39% of net assets.

^	Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
+	Step Bond - The interest rate stated is the rate as of March 31, 2007 and will reset at a future date.
Ø	Defaulted security.
#	Floating Rate - The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at March 31, 2007.
*	Non-income producing security.
§	Security or a portion thereof is out on loan.
P	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (“Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occuring before the Fund’s Valuation Time but after the close of the securities, primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. At March 31, 2007, the Fund held 0.09% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $5,263,138 and fair value of $199,797. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Federal Income Tax Cost – At March 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $237,116,962, 9,848,914, (8,304,391), and $1,544,523 respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                         Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                         Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	May 23, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 23, 2007